Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Disciplined Value Fund-Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Value Fund-Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Disciplined Value Fund-Class A | AT&T, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Value Fund-Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Value Fund-Class A | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Value Fund-Class A | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Value Fund-Class A | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund-Class A | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund-Class A | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund-Class A | Ralph Lauren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund-Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Disciplined Value Fund-Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Disciplined Value Fund-Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Disciplined Value Fund-Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Disciplined Value Fund-Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Value Fund-Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Value Fund-Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Value Fund-Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund-Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund-Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund-Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Value Fund-Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Disciplined Value Fund-Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Value Fund - Class C | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Disciplined Value Fund - Class C | AT&T, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Value Fund - Class C | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Value Fund - Class C | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Value Fund - Class C | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Value Fund - Class C | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Class C | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Class C | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Class C | Ralph Lauren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Disciplined Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Disciplined Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Disciplined Value Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Disciplined Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Value Fund - Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Disciplined Value Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Value Fund Institutional Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Disciplined Value Fund Institutional Class | AT&T, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Value Fund Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Value Fund Institutional Class | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Disciplined Value Fund Institutional Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Disciplined Value Fund Institutional Class | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Institutional Class | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund Institutional Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund Institutional Class | Ralph Lauren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Disciplined Value Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Disciplined Value Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Disciplined Value Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Disciplined Value Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Value Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Disciplined Value Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Disciplined Value Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Disciplined Value Fund Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Value Fund Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Disciplined Value Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%